Basis of preparation - Commitments Under Operating Leases (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Commitments under operating leases	€ 1,560	€ 2,427	€ 1,452